Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
6–
INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods.  Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

There is
no
income tax provision in the accompanying statements of operations due to the cumulative operating losses that indicate a
100%
valuation allowance for the deferred tax assets and state income taxes is appropriate.

During
September
2013,
the Company experienced an "ownership change" as defined in Section
382
of the Internal Revenue Code which could potentially limit the ability to utilize the Company’s net operating losses (NOLs). The Company may
have experienced additional “ownership change(s)” since
September
2013,
but a formal study has not yet been performed. The general limitation rules allow the Company to utilize its NOLs subject to an annual limitation that is determined by multiplying the federal long-term tax-exempt rate by the Company’s value immediately before the ownership change.

At
December
31,
2015,
the Company had approximately $
24.7
million of gross NOLs to reduce future federal taxable income, the majority of which are expected to be available for use in
2016,
subject to the Section
382
limitation described above. The federal NOLs will expire beginning in
2022
if unused. The Company also had approximately $
13.4
million of gross NOLs to reduce future state taxable income at
December
31,
2015,
which will expire in years
2022
through
2035
if unused. The Company’s net deferred tax assets, which include the NOLs are subject to a full valuation allowance. At
December
31,
2015,
the federal and state valuation allowances were $
9.6
million and
$1.1
million, respectively.

At
December
31,
2016,
the Company had approximately
$30.9
million of gross NOLs to reduce future federal taxable income, the majority of which are expected to be available for use in
2017,
subject to the Section
382
limitation described above. The federal NOLs will expire beginning in
2022
if unused. The Company also had approximately
$13.0
million of gross NOLs to reduce future state taxable income at
December
31,
2016,
which will expire in years
2022
through
2036
if unused. The Company’s net deferred tax assets, which include the NOLs, are subject to a full valuation allowance. At
December
31,
2016,
the federal and state valuation allowances were
$10.7
million and
$0.2
million, respectively.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at
December
31,
2016
and
December
31,
2015
are as follows:

	December 31, 2016	December 31, 2015

Deferred Tax Asset:
Net Operating Loss	$10,755,000	$10,338,000
Other	189,000	359,000
Total Deferred Tax Asset	10,944,000	10,697,000
Less Valuation Allowance	10,944,000	10,697,000
Net Deferred Income Taxes	$—	$—